Basic and Diluted Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share Basic And Diluted [Abstract]
Basic and Diluted Net Earnings (Loss) Per Share
18.	Basic and diluted net earnings (loss) per share

Basic and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the Years Ended December 31,
	2017	2018	2019
Basic net earnings (loss) per share calculation
Numerator:
Net income (loss)	375,816	122,432	(1,034,510)
Denominator:
Weighted-average ordinary shares outstanding	1,971,589,429	1,964,499,660	2,153,172,769
Basic net earnings (loss) per share (RMB cent per share)	19.06	6.23	(48.05)

	For the Years Ended December 31,
	2017	2018	2019
Diluted net earnings (loss) per share calculation
Numerator:
Net income (loss)	375,816	122,432	(1,034,510)
Denominator:
Weighted-average ordinary shares outstanding	1,971,589,429	1,964,499,660	2,153,172,769
Add: weighted-average RSUs	—	13,661,413	—
Weighted-average number of shares used in calculating diluted net earnings (loss) per share	1,971,589,429	1,978,161,073	2,153,172,769
Diluted net earnings (loss) per share (RMB cent per share)	19.06	6.19	(48.05)

For the year ended December 31, 2019, the effects of all outstanding RSUs have been excluded from the computation of diluted loss per share due to its anti-dilutive effect.

For the Year Ended December 31, 2019
Weighted-average RSUs	13,923,725